REVENUES (Revenues by Location) (Details)	6 Months Ended
	Jun. 30, 2017 CNY (¥)	Jun. 30, 2017 USD ($)	Jun. 30, 2016 CNY (¥)
Segment Reporting, Revenue Reconciling Item [Line Items]
Sales Revenue Net	¥ 13,700,891,646	$ 2,020,989,135	¥ 10,947,903,160
CHINA [Member]
Segment Reporting, Revenue Reconciling Item [Line Items]
Sales Revenue Net	6,127,033,739		4,319,883,934
America [Member]
Segment Reporting, Revenue Reconciling Item [Line Items]
Sales Revenue Net	1,660,838,622		4,382,256,400
Brazil [Member]
Segment Reporting, Revenue Reconciling Item [Line Items]
Sales Revenue Net	1,276,608,348		4,253,345
India [Member]
Segment Reporting, Revenue Reconciling Item [Line Items]
Sales Revenue Net	1,052,528,806		24,871,331
Turkey [Member]
Segment Reporting, Revenue Reconciling Item [Line Items]
Sales Revenue Net	716,727,278		210,612,811
Japan [Member]
Segment Reporting, Revenue Reconciling Item [Line Items]
Sales Revenue Net	690,276,241		394,203,853
Mexico [Member]
Segment Reporting, Revenue Reconciling Item [Line Items]
Sales Revenue Net	544,601,490		1,970,582
Jordan [Member]
Segment Reporting, Revenue Reconciling Item [Line Items]
Sales Revenue Net	341,532,303		70,447,868
Australia [Member]
Segment Reporting, Revenue Reconciling Item [Line Items]
Sales Revenue Net	216,569,190		96,878,402
UK [Member]
Segment Reporting, Revenue Reconciling Item [Line Items]
Sales Revenue Net	158,785,469		243,862,935
Chile [Member]
Segment Reporting, Revenue Reconciling Item [Line Items]
Sales Revenue Net	8,190,750		894,694,849
Rest of the world [Member]
Segment Reporting, Revenue Reconciling Item [Line Items]
Sales Revenue Net	¥ 907,199,410		¥ 303,966,850